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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05410

Voya Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	March 1, 2015 – August 31, 2015

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

August 31, 2015

Voya Prime Rate Trust

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This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT

voyainvestments.com

Voya Prime Rate Trust

SEMI-ANNUAL REPORT

August 31, 2015

Table of Contents

Portfolio Managers' Report	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	11
Financial Highlights	12
Notes to Financial Statements	14
Portfolio of Investments	24
Shareholder Meeting Information	45
Advisory Contract Approval Discussion	46
Additional Information	47

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Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

Voya Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2015
Net Assets	$860,373,128
Total Assets	$1,262,041,009
Assets Invested in Senior Loans	$1,224,958,564
Senior Loans Represented	391
Average Amount Outstanding per Loan	$3,132,886
Industries Represented	35
Average Loan Amount per Industry	$34,998,816
Portfolio Turnover Rate (YTD)	30%
Weighted Average Days to Interest Rate Reset	40
Average Loan Final Maturity	62 months
Total Leverage as a Percentage of Total Assets	26.31%

PERFORMANCE SUMMARY

The Trust declared $0.09 of dividends during the second fiscal quarter and $0.17 during the six months ended August 31, 2015. Based on the average month-end net asset value ("NAV") per share of $5.91 for the second fiscal quarter and $5.93 the six-month period, this resulted in an annualized distribution rate(1) of 5.75% for the second fiscal quarter and 5.68% for the six-month period. The Trust's total return for the second fiscal quarter, based on NAV, was -0.64%(2) versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(3) of -1.12% for the same quarter. For the six months ended August 31, 2015, the Trust's total return, based on NAV(4), was 1.20%(2), versus a total return on the Index of 0.35%. The total market value return(4) for the Trust's Common Shares during the second fiscal quarter was -2.89% and for the six months ended August 31, 2015 was -2.15%.

MARKET REVIEW

The loan market's returns for the period were primarily a function of increasing volatility in global capital markets and shifting supply/demand technicals. Robust demand at the beginning of the period lifted most loan prices, but with a large number of issues trading at par or marginally higher, and new loan

(1)  The distribution rate is calculated by annualizing dividends and distributions declared during the period using the 30/360 convention and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

(2)  The Trust's performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower.

(3)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

(4)  The total return is based on full reinvestment of dividends.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

supply still outpaced by investor demand, spread repricing activity accelerated. Repricing activity, in which corporate borrowers actively seek a reduction in the credit spread paid on their loans, peaked in May, a result of steady demand, particularly from CLO (Collateralized Loan Obligation) investors and a decreasing new issue pipeline. In fact, supply was muted for much of the period, starting out slow before increasing to just over $60 billion in May, before declining again in late July/early August as the loan market neared its typical late-summer slowdown. The increase of new primary issuance in May effectively ended most repricing activity, as did an increase in volatility across markets that weighed down loan prices. The weighted average price of the Index stood at 97.02 at the end of February and had declined to 95.14 at the end of August.

From a fundamentals perspective, default activity remained low. There were five defaults in the Index during the period. As a result, the trailing twelve-month Index default rate, as measured by principal amount, ended the fiscal quarter at 1.30%.

PORTFOLIO SPECIFICS

The Trust outperformed the Index on a NAV basis during the reporting period, attributable primarily to a conscious underweight of the oil and gas sector and a zero weight to the Index's largest default and one of the most volatile credits in the Index, Energy Future Holdings. The Trust also benefited from a sector underweight and positive selection in nonferrous metals/minerals and a sector overweight and positive selection in electronics/electrical. The largest relative detractor to Trust performance was attributable to a significant decline in the market value of loans issued by Millennium Labs, a single B rated borrower in which the Trust was overweight relative to the Index. Millennium saw its loan price fall into the low 40s during the second quarter, a function of heightened concerns over developing regulatory challenges. Together with several of our large loan manager peers, we remain actively engaged in this situation. Additional relative detractors to Trust performance included a sector underweight to financial intermediaries and selection in business equipment and services and automotive.

We also employed leverage for investment purposes in line with historical norms during the period due to strong investor demand which provided a solid technical backdrop. Volatility of retail loan fund outflows moderated and became more predictable during the first four months of the period. However, during the last two months, the Trust's leverage was brought down below norms as uncertainty surrounding the above mentioned Greek default and Chinese equity pressure left the buy side feeling uneasy.

Credit spreads remained range bound for much of the period, 4.43% for the Index as of February 28 vs. 4.41% as of August 31. In an effort to capture what we believed to be the best relative value available, the bulk of incremental investment during the year took place in the new issue market (which typically offers a slight discount to face value), with increasing opportunities late in the period finding attractive

TOP TEN SENIOR LOAN ISSUERS
AS OF AUGUST 31, 2015
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Advantage Sales & Marketing, Inc.	1.2%	1.7%
BJs Wholesale Club	1.1%	1.6%
Neiman Marcus Group, Inc	1.0%	1.5%
Freescale Semiconductor, Inc.	1.0%	1.5%
Asurion, LLC	0.9%	1.4%
PetSmart, Inc.	0.9%	1.4%
Univision Communications, Inc.	0.9%	1.4%
Hub International Limited	0.9%	1.4%
Gates Global LLC	0.9%	1.3%
Sedgwick Holdings, Inc.	0.9%	1.3%

TOP TEN INDUSTRIES
AS OF AUGUST 31, 2015
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Electronics/Electrical	11.3%	16.5%
Health Care	10.9%	15.9%
Retailers (Except Food & Drug)	8.4%	12.4%
Business Equipment & Services	7.9%	11.6%
Telecommunications	7.2%	10.6%
Diversified Insurance	4.9%	7.2%
Lodging & Casinos	4.4%	6.5%
Automotive	3.8%	5.6%
Chemicals & Plastics	3.5%	5.1%
Industrial Equipment	3.4%	5.0%

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

valuation in the secondary market. As of period-end, the weighted average coupon of the portfolio's loan assets, inclusive of LIBOR(1) floors, was 4.99%, as compared to 4.74% for the Index.

The Trust continues to be diversified, with 314 individual issuers and 35 different industry sectors represented. The average issuer exposure at period-end stood at 0.32% of assets under management ("AUM"), while the average industry exposure closed the fiscal year at 2.86% of AUM. Both measures were relatively unchanged from the prior reporting period.

OUTLOOK AND CURRENT STRATEGY

The U.S. loan market's default rate is well inside the historical average (3.2%) and we believe its fundamental outlook is relatively positive, despite concerns raised by the current commodity slump as to global economic growth and the loan market's direct exposure to commodity sectors. The Index's shadow default rate, which increases as more issuers engage a bankruptcy counsel, enter into forbearance, receive a corporate credit rating of D, or miss a bond payment on an issue, remains low at 0.74%. The percent of performing Index loans trading below 70 (a level associated with high default risk) is 2.75%; this level is still moderate, though at an 18-month high. 60% of this amount consists of loans in the commodity sectors (oil and gas, metals/mining, steel and forest products). We note that the Trust's portfolio has little exposure to commodity producers and expect that the U.S. economy will continue to grow despite headwinds from foreign markets.

(1)  The London Interbank Offered Rate is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks.

Jeffrey A. Bakalar Managing Director Voya Investment Management Co. LLC	Daniel A. Norman Managing Director Voya Investment Management Co. LLC

Voya Prime Rate Trust
October 1, 2015

Ratings Distribution as of August 31, 2015
Ba	26.71%
B	66.74%
Caa and below	6.38%
Not rated*	0.17%

Loan ratings apply to the underlying holdings of the Trust and not the Trust itself. Ratings distribution shows the percentage of the Trust's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment-grade. When a loan is not rated by Moody's, it is designated as "Not Rated." Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended August 31, 2015
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	2.92%	6.35%	6.97%	4.59%
Based on Market Value	0.84%	2.10%	5.41%	4.12%
S&P/LSTA Leveraged Loan Index	0.98%	3.85%	4.93%	4.77%

The table above illustrates the total return of the Trust against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by Voya Investments, LLC. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
August 31, 2015	3.25%	5.50%	6.15%	5.77%	6.45%
May 31, 2015	3.25%	6.06%	6.63%	5.55%	6.06%
February 28, 2015	3.25%	4.20%	4.54%	5.87%	6.34%
November 30, 2014	3.25%	5.64%	6.29%	5.84%	6.50%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing the last regular dividend and distribution declared during the period using the 30/360 convention by the Trust's reporting period-end net asset value (in the case of NAV) or the reporting period-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

All Voya family of funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Trust's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment-grade senior loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's Common Shares. If short-term market interest rates fall, the yield on the Trust's Common Shares will also fall. To the extent that the interest rate spreads on loans in the Trust's portfolio experience a general decline, the yield on the Trust's Common Shares will fall and the value of the Trust's assets may decrease, which will cause the Trust's NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate will generally decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this report, interest rates in the United States are at, or near, historic lows, which may increase the Trust's exposure to risks associated with rising interest rates.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings. The Trust also faces

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

The Trust's use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the Trust's Common Shares. To the extent that the Trust is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Trust's Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the leverage. The Trust also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

Voya Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2015 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,259,287,300)	$1,232,257,949
Cash	249,648
Foreign currencies at value (Cost $36,628)	36,527
Receivables:
Investment securities sold	22,140,325
Interest	7,169,418
Unrealized appreciation on forward foreign currency contracts	143,753
Prepaid arrangement fees on notes payable	26,456
Prepaid expenses	2,228
Other assets	14,705
Total assets	1,262,041,009
LIABILITIES:
Notes payable	332,000,000
Payable for investment securities purchased	67,833,304
Accrued interest payable	136,831
Payable for investment management fees	1,051,160
Accrued trustee fees	10,239
Payable to trustees under the deferred compensation plan (Note 6)	14,705
Unrealized depreciation on forward foreign currency contracts	293,619
Other accrued expenses	328,023
Total liabilities	401,667,881
NET ASSETS	$860,373,128
Net assets value per common share outstanding (net assets divided by 147,787,691 shares of beneficial interest authorized and outstanding, no par value)	$5.82
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,097,464,804
Undistributed net investment income	6,354,384
Accumulated net realized loss	(216,135,583)
Net unrealized depreciation	(27,310,477)
NET ASSETS	$860,373,128

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2015 (Unaudited)

INVESTMENT INCOME:
Interest	$32,347,693
Other fees	1,114,192
Total investment income	33,461,885
EXPENSES:
Investment management fees(1)	5,893,462
Administration fees(1)	510,842
Transfer agent fees	41,957
Interest expense	1,964,232
Custody and accounting expense	262,500
Professional fees	87,773
Shareholder reporting expense	106,600
Trustees fees	15,824
Miscellaneous expense	112,375
Total expenses	8,995,565
Net expenses	8,995,565
Net investment income	24,466,320
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(5,332,193)
Forward foreign currency contracts	(86,171)
Foreign currency related transactions	(1,463,246)
Net realized loss	(6,881,610)
Net change in unrealized appreciation (depreciation) on:
Investments	(8,366,232)
Forward foreign currency contracts	(230,203)
Foreign currency related transactions	(56,085)
Unfunded commitments	(68,836)
Net change in unrealized appreciation (depreciation)	(8,721,356)
Net realized and unrealized loss	(15,602,966)
Increase in net assets resulting from operations	$8,863,354

(1)  Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2015	Year Ended February 28, 2015
FROM OPERATIONS:
Net investment income	$24,466,320	$49,240,508
Net realized gain (loss)	(6,881,610)	5,065,361
Net change in unrealized appreciation (depreciation)	(8,721,356)	(24,865,563)
Increase in net assets resulting from operations	8,863,354	29,440,306
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(24,902,223)	(51,282,312)
Decrease in net assets from distributions to common shareholders	(24,902,223)	(51,282,312)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets	(16,038,869)	(21,842,006)
NET ASSETS:
Beginning of year or period	876,411,997	898,254,003
End of year or period (including undistributed net investment income of $6,354,384 and $6,790,287, respectively)	$860,373,128	$876,411,997

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2015 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$31,934,892
Dividends received	252
Facility fees received	3,440
Arrangement fees paid	(10,785)
Other income received	1,057,569
Interest paid	(1,910,780)
Other operating expenses paid	(7,034,211)
Purchases of securities	(382,320,626)
Proceeds on sale of securities	368,686,215
Net cash provided by operating activities	10,405,966
Cash Flows From Financing Activities:
Distributions paid to common shareholders from net investment income (net of reinvestments)	(24,902,223)
Net increase of notes payable	8,500,000
Net cash flows used in financing activities	(16,402,223)
Net decrease	(5,996,257)
Cash Impact From Foreign Exchange Fluctuations:
Cash impact from foreign exchange fluctuations	538
Cash and foreign currency balance
Net decrease in cash and foreign currency	(5,995,719)
Cash and foreign currency at beginning of period	6,281,894
Cash and foreign currency at end of period	$286,175
Reconciliation of Net Decrease in Net Assets Resulting from Operations To Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$8,863,354
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	8,366,232
Change in unrealized appreciation or depreciation on forward foreign currency contracts	230,203
Change in unrealized appreciation or depreciation on unfunded commitments	68,836
Change in unrealized appreciation or depreciation on foreign currency related transactions	56,085
Accretion of discounts on investments	(1,083,623)
Amortization of premiums on investments	359,730
Net realized loss on sale of investments, forward foreign currency contracts and foreign currency related transactions	6,881,610
Purchases of investment securities	(382,320,626)
Proceeds from disposition of investment securities	368,686,215
Decrease in interest and other receivable	311,344
Increase in prepaid arrangement fees on notes payable	(10,785)
Decrease in prepaid expenses	3,440
Decrease in reimbursement due from manager	1,915
Increase in accrued interest payable	53,452
Increase in payable for investment management fees	311,963
Decrease in payable for administrative fees	(230,999)
Decrease in accrued trustees fees	(7,034)
Decrease in other accrued expenses	(135,346)
Total adjustments	1,542,612
Net cash provided by operating activities	$10,405,966

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance										Total Investment Return(1)				Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders	Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses, prior to fee waivers and/or recoupments, if any(4)(7)	Expenses (before interest and other fees related to revolving credit facility)(4)(7)	Expenses, net of fee waivers and/or recoupments, if any(4)(7)	Net investment income (loss)(4)(7)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
Voya Prime Rate Trust
08-31-15	5.93	0.17	(0.11)	—	—	0.06	(0.17)	—	(0.17)	5.82	5.21	1.20		(2.15)		2.05	1.60	2.05	5.56	860,373	30
02-28-15	6.08	0.33	(0.13)	—	—	0.20	(0.35)	—	(0.35)	5.93	5.49	3.83		(0.44)		2.10	1.64	2.09	5.58	876,412	68
02-28-14	6.02	0.40	0.07	—	—	0.47	(0.40)	(0.01)	(0.41)	6.08	5.87	8.15		(4.04)		2.15	1.65	2.15	6.47	898,254	96
02-28-13	5.79	0.46	0.19	—	—	0.65	(0.42)	—	(0.42)	6.02	6.55	11.72		27.73		2.14	1.63	2.14	7.76	887,047	93
02-29-12	6.08	0.35	(0.32)	(0.00)*	—	0.03	(0.32)	—	(0.32)	5.79	5.51	0.81		(3.11)		2.20	1.67	2.20	6.07	851,278	81
02-28-11	5.72	0.30	0.38	(0.00)*	—	0.68	(0.30)	(0.02)	(0.32)	6.08	6.02	12.32		7.09		1.93	1.59	1.93	4.87	893,661	60
02-28-10	3.81	0.28	1.95	(0.00)*	—	2.23	(0.32)	—	(0.32)	5.72	5.94	60.70		81.66		1.99 (6)	1.77 (6)	1.93	5.56	830,785	38
02-28-09	6.11	0.46	(2.29)	(0.06)	—	(1.89)	(0.41)	—	(0.47)	3.81	3.50	(31.93	)(5)	(32.03	)(5)	3.01	1.95	3.01	7.86	552,840	10
02-29-08	7.65	0.75	(1.57)	(0.16)	—	(0.98)	(0.56)	—	(0.72)	6.11	5.64	(13.28)		(17.25)		4.36	2.20	4.36	10.35	886,976	60
02-28-07	7.59	0.71	0.06	(0.16)	—	0.61	(0.55)	—	(0.71)	7.65	7.40	8.85		13.84		4.62	2.21	4.62	9.42	1,109,539	60
02-28-06	7.47	0.57	0.12	(0.11)	—	0.58	(0.46)	—	(0.57)	7.59	7.02	8.53		(0.82)		4.27	2.33	4.27	7.71	1,100,671	81

(1)  Total investment return calculations are attributable to Common Shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends, capital gain distributions, and return of capital/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(4)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to 1.05% of Managed Assets plus 0.15% of average daily net assets.

(5)  There was no impact on total return due to payments by affiliates.

(6)  Includes excise tax fully reimbursed by the Investment Adviser.

(7)  Annualized for periods less than one year.

*  Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets plus borrowings				Supplemental data
	Expenses (before interest and other fees related to revolving credit facility)(2)	Expenses, prior to fee waivers and/or recoupments, if any(2)	Expenses, net of fee waivers and/or recoupments, if any(2)	Net investment income (loss)(2)	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(a)	Borrowings at end of period	Asset coverage per $1,000 of debt(a)	Average borrowings	Common Shares outstanding at end of year or period
Year or period ended	(%)	(%)	(%)	(%)	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
Voya Prime Rate Trust
08-31-15	1.15	1.47	1.47	4.01	—	—	4	332,000	3,591	338,368	147,788
02-28-15	1.16	1.49	1.48	3.95	—	—	4	323,500	3,709	362,490	147,788
02-28-14	1.15	1.50	1.50	4.51	—	—	3	407,000	3,207	387,979	147,788
02-28-13	1.17	1.53	1.53	5.55	—	—	3	370,600	3,394	345,145	147,427
02-29-12	1.24	1.64	1.64	4.51	—	—	3	364,000	3,339	293,444	147,116
02-28-11	1.39	1.68	1.68	4.26	100,000	25,000	102,850	187,000	6,314	122,641	146,954
02-28-10	1.67 (1)	1.87 (1)	1.81	5.23	200,000	25,000	98,400	83,000	13,419	46,416	145,210
02-28-09	1.54	2.37	2.37	6.21	225,000	25,000	70,175	81,000	10,603	227,891	145,178
02-29-08	1.60	3.17	3.17	7.53	450,000	25,000	53,125	338,000	4,956	391,475	145,094
02-28-07	1.56	3.25	3.25	6.63	450,000	25,000	62,925	281,000	6,550	459,982	145,033
02-28-06	1.58	2.90	2.90	5.24	450,000	25,000	55,050	465,000	4,335	509,178	145,033

(a)  Asset coverage ratios, for fiscal periods beginning after 2011, is presented to represent the coverage available to each $1,000 of borrowings. Asset coverage ratios, for periods prior to fiscal 2009, represented the coverage available for both the borrowings and Preferred Shares expressed in relation to each $1,000 of borrowings and Preferred Shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt for periods subsequent to fiscal 2008, is presented to represent the coverage available to each $1,000 of borrowings before consideration of any Preferred Shares liquidation price, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and Preferred Shares, expressed in relation to the per share liquidation price of the Preferred Shares.

(1)  Includes excise tax fully reimbursed by the Investment Adviser.

(2)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2015 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. The investment objective of the Trust is described in the Trust's prospectus.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Trust. Voya Investments oversees all investment advisory and portfolio management services for the Trust and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Trust, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Investment Adviser has engaged Voya Investment Management Co. LLC ("Voya IM" or the "Sub-Adviser"), a Delaware limited liability company, to serve as the Sub-Adviser to the Trust.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements. The Trust is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Senior Loan and Other Security Valuation. The Trust is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per Common Share of the Trust is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per Common Share of the Trust is calculated by dividing the value of the Trust's loan assets plus all cash and other assets (including accrued expenses but excluding capital and surplus) attributable to the Common Shares by the number of Common Shares outstanding. The NAV per Common Share is made available for publication. On days when the Trust is closed for business, Trust shares will not be priced and the Trust does not transact purchase and redemption orders. To the extent the Trust's assets are traded in other markets on days when the Trust does not price its shares, the value of the Trust's assets will likely change and you will not be able to purchase or redeem shares of the Trust.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages between the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Trust will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Trust's forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Trust may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Trust's valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Trust. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Trust's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in the Trust.

Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

observable are classified as "Level 2" and unobservable inputs, including the Sub-Adviser's or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Trust's assets and liabilities. A reconciliation of Level 3 investments is presented only when the Trust has a significant amount of Level 3 investments.

For the period ended August 31, 2015, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). The unfunded portion of revolver and delayed draw loans are booked once that portion becomes funded. Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported on the Statement of Operations.

C.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Forward Foreign Currency Contracts. The Trust has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Trust agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Trust's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the period ended August 31, 2015, the Trust entered into one forward foreign currency contract to buy with a contract amount of $1,210,946. The Trust had an average quarterly contract amount on forward foreign currency contracts to sell of $34,001,293 for the period ended August 31, 2015.

E.  When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F.  Federal Income Taxes. It is the policy of the Trust to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Trust may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

G.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. Distributions

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Trust records distributions to its shareholders on the ex-dividend date.

H.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Reinvestment Program (the "Program"), BNY Mellon Investment Servicing (U.S.) Inc. ("BNY"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's Common Shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

I.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

K.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS

For the period ended August 31, 2015, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $384,881,096 and $372,278,915, respectively. At August 31, 2015, the Trust held senior loans valued at $1,224,958,564 representing 99.4% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Common and Preferred Shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2015 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Ascend Media (Residual Interest)	01/05/10	$—
Lincoln Paper & Tissue LLC (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
Total Restricted Securities (fair value $0 at August 31, 2015)		$—

NOTE 4 — INVESTMENT MANAGEMENT FEES

Prior to May 1, 2015, the Trust had entered into an investment management agreement ("Management Agreement") with the Investment Adviser to provide advisory and management services. The Management Agreement compensated the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Management Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding Preferred Shares). Amounts paid to the Investment Adviser through April 30, 2015 are reflected as investment management fees on the accompanying Statement of Operations.

Also, prior to May 1, 2015, the Trust had entered into an administrative agreement ("Administrative Agreement") with Voya Funds Services, LLC (the "Administrator"), a Delaware limited liability company, to provide administrative services and also to furnish facilities. For its services, the Administrator was compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's Managed Assets. Amounts paid to the Administrator through April 30, 2015 are reflected as administration fees on the accompanying Statement of Operations.

Effective May 1, 2015, the terms of the Trust's Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Trust's Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Trust and there is no change to the investment management or administrative services provided. The Investment Adviser oversees all investment advisory and portfolio management services for the Trust and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Trust, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

The Amended and Restated Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 1.05% of the Trust's Managed Assets. Single management fee amounts paid to the Investment Adviser from May 1, 2015 through August 31, 2015 are reflected as investment management fees on the accompanying Statement of Operations.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2015 (Unaudited) (continued)

NOTE 5 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to 1.05% of Managed Assets plus 0.15% of average daily net assets.

The Investment Adviser may at a later date recoup from the Trust for fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Trust's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

The expense limitation agreement is contractual through July 1, 2016 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

As of August 31, 2015, the amount of reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

August 31,
2016	2017	2018	Total
$—	$16,664	$24,756	$41,420

NOTE 6 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Trust has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees' fees that they are entitled to receive from the Trust. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the "Notional Funds"). The Trust purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees' deferred fees, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other assets" on the accompanying Statement of Assets and Liabilities. Deferral of trustees' fees under the Plan will not affect net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — COMMITMENTS

The Trust has entered into a $440 million 364-day revolving credit agreement which matures July 18, 2016, collateralized by assets of the Trust. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid arrangement fees are amortized over the term of the agreement. The amount of borrowings outstanding at August 31, 2015, was $332 million. Weighted average interest rate on outstanding borrowings during the year was 1.10%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 26.30% of total assets at August 31, 2015. Average borrowings for the period ended August 31, 2015 were $338,368,478 and the average annualized interest rate was 1.15% excluding other fees related to the unused portion of the facility, and other fees.

As of August 31, 2015, the Trust had no unfunded loan commitments.

NOTE 8 — RIGHTS AND OTHER OFFERINGS

As of August 31, 2015, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
6/30/2015	25,000,000	22,631,646
6/30/2015	5,000,000	5,000,000

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2015 (Unaudited) (continued)

NOTE 8 — RIGHTS AND OTHER OFFERINGS (continued)

As of August 31, 2015 the Trust had no Preferred Shares outstanding. The Trust may consider issuing Preferred Shares during the current fiscal year or in the future.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of August 31, 2015, the Trust held no subordinated loans or unsecured loans.

NOTE 10 — CAPITAL SHARES

There was no capital shares activity during the period ended August 31, 2015 and during the year ended February 28, 2015.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2015	Year Ended February 28, 2015
Ordinary Income	Ordinary Income
$24,902,223	$51,282,312

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2015 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Trust's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

Undistributed	Post-October	Unrealized	Capital Loss Carryforwards
Ordinary	Capital Losses	Appreciation/
Income	Deferred	(Depreciation)	Amount	Character	Expiration
$6,884,273	$(1,980,936)	$(18,785,419)	$(41,585,301)	Short-term	2017
			(125,812,939)	Short-term	2018
			(24,760,715)	Short-term	2019
			(14,998,121)	Long-term	None
			$(207,157,076)

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2015 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The Trust's major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2010.

As of August 31, 2015, no provision for income tax is required in the Trust's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — RESTRUCTURING PLAN

Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. ("ING Groep"). In October 2009, ING Groep submitted a restructuring plan (the "Restructuring Plan") to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the "Separation Plan").

In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the "IPO"). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep's ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the "November 2014 Offering"). The November 2014 Offering was deemed by the Investment Adviser to be a change of control (the "Change of Control"), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and sub-adviser provide services to the Trust. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Trust, as applicable, in connection with the IPO. In addition, in 2013, shareholders of the Trust approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Investment Adviser or the current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains "control" (as defined in the 1940 Act) of Voya Financial, Inc.

On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, the Investment Adviser represented that the new investment advisory and affiliated sub-advisory agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain "control" (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Trust will not be asked to vote again on the new agreements with the Investment Adviser and affiliated sub-adviser.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2015 (Unaudited) (continued)

NOTE 12 — RESTRUCTURING PLAN (continued)

In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.'s common stock and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to August 31, 2015, the Trust paid the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.028	8/31/15	9/10/15	9/22/15
$0.028	9/30/15	10/12/15	10/22/15

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2015 (UNAUDITED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 142.4%
	Aerospace & Defense: 0.4%
2,135,119	Custom Sensors & Technologies, First Lien Term Loan, 4.500%, 09/30/21	$2,140,457	0.3
887,001	Transdigm, Inc., Term Loan C, 3.750%, 02/28/20	879,477	0.1
		3,019,934	0.4
	Air Transport: 0.2%
1,989,975	United Airlines, Inc., New Term Loan, 3.500%, 09/15/21	1,992,463	0.2
	Automotive: 5.6%
1,995,000	BBB Industries US Holdings, Inc., First Lien Term Loan, 6.000%, 11/03/21	2,006,222	0.2
2,985,000	Dealer Tire, LLC, Term Loan B, 5.500%, 12/22/21	3,014,850	0.4
2,693,250	Dynacast International LLC, First Lien Term Loan, 4.500%, 01/28/22	2,693,250	0.3
7,132,975	Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	6,997,748	0.8
3,783,228	Fram Group Holdings Inc., First Lien Term Loan, 7.000%, 07/31/17	3,404,906	0.4
1,477,215	Fram Group Holdings Inc., Second Lien Term Loan, 11.000%, 01/29/18	1,240,861	0.1
11,910,000	Gates Global LLC, First Lien Secured Term Loan, 4.250%, 07/05/21	11,428,633	1.3
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	3,771,500		Key Safety Systems, Inc., First Lien Term Loan, 4.750%, 08/29/21	$3,760,894	0.4
EUR	1,250,000		Metaldyne Performance Group, Euro Term Loan B, 3.750%, 10/20/21	1,401,812	0.2
	6,068,450		Metaldyne Performance Group, Term Loan B, 3.750%, 10/20/21	6,071,454	0.7
	266,342		Service King, Delayed Draw Term Loan, 4.500%, 08/18/21	267,452	0.0
	2,363,783		Service King, Term Loan B, 4.500%, 08/18/21	2,373,633	0.3
	3,125,000		TI Group Automotive Systems, L.L.C., Term Loan B, 4.500%, 06/30/22	3,115,884	0.4
	714,480		UCI International, Inc., Term Loan B, 5.500%, 07/26/17	711,800	0.1
				48,489,399	5.6
			Beverage & Tobacco: 1.8%
EUR	1,825,645		Iglo Foods,Term loan C1 (EUR), 3.500%, 06/30/20	2,051,575	0.2
GBP	1,588,162		Iglo Foods,Term loan C2 (GBP), 4.510%, 06/30/20	2,440,952	0.3
EUR	8,000,000		Jacobs Douwe Egberts, Term Loan B-1 EUR, 4.250%, 07/23/21	9,004,639	1.1
	2,000,000	(1)	Jacobs Douwe Egberts,TL B-1 USD, 4.250%, 07/23/21	1,998,334	0.2
				15,495,500	1.8
			Building & Development: 1.6%
	4,130,192		Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 4.500%, 05/27/21	4,145,680	0.5
	1,250,000		Leighton Services, Term Loan B, 5.500%, 05/21/22	1,260,937	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Building & Development (continued)
1,773,135		Minimax Viking GmbH,Facility B1 Loan, 4.000%, 08/16/20	$1,770,918	0.2
3,674,646		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	3,667,756	0.4
900,000		PrimeSource Building Products, Term Loan B, 4.500%, 05/06/22	898,313	0.1
2,000,000	(1)	Quikrete Holdings, Term Loan B, 4.000%, 09/23/20	1,996,876	0.2
			13,740,480	1.6
		Business Equipment & Services: 11.6%
6,352,080		Acosta, Inc., New Term Loan B, 4.250%, 09/26/21	6,318,027	0.7
12,182,938		Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/25/21	12,074,156	1.4
2,900,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 7.500%, 07/25/22	2,832,033	0.3
3,200,000		AlixPartners LLP, Term Loan B, 4.500%, 07/27/22	3,207,200	0.4
1,965,000		Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	1,960,087	0.2
1,300,000		Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 07/19/21	1,309,208	0.1
1,500,000		Boyd Corporation, First Lien Term Loan, 5.250%, 04/15/22	1,501,250	0.2
2,587,000		Central Security Group, Inc., First Lien Term Loan, 6.250%, 09/30/20	2,590,234	0.3
7,441,002		Coinmach Service Corp., Upsized Term Loan, 4.250%, 11/14/19	7,364,271	0.9
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,297,248		First American Payment Systems, First Lien Term Loan, 5.750%, 10/12/18	$2,297,248	0.3
	1,631,261		First American Payment Systems, Second Lien, 10.750%, 04/12/19	1,623,105	0.2
	2,184,579		GCA Services, Replacement Term Loan, 4.290%, 11/01/19	2,178,436	0.3
	7,433,697		Interactive Data Corporation, Term Loan B, 4.750%, 05/01/21	7,440,201	0.9
EUR	1,103,478		ION Trading Technologies Limited, First Lien Term Loan EURO, 4.500%, 06/10/21	1,242,757	0.1
	630,696	(1)	ION Trading Technologies Limited,Tranche B-1 Dollar Term Loans, 4.250%, 06/10/21	625,178	0.1
	5,111,880		iQor, First Lien Term Loan, 6.000%, 04/01/21	4,191,742	0.5
	2,500,000		iQor, Second Lien Term Loan, 9.750%, 04/01/22	2,012,500	0.2
	3,225,000		Knowledge Universe Education, LLC, First Lien Term Loan, 6.000%, 08/11/22	3,176,625	0.4
	2,945,250		Learning Care Group, Term Loan, 5.000%, 05/01/21	2,945,250	0.3
	3,629,032		Legal Shield, First Lien Term Loan, 6.500%, 07/01/19	3,642,641	0.4
	2,000,000		Legal Shield, Second Lien Term Loan, 10.250%, 07/01/20	2,015,000	0.2
	2,580,500		Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	2,496,634	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Business Equipment & Services (continued)
	2,196,875		SGS International, Term Loan, 4.250%, 10/17/19	$2,180,398	0.3
	3,030,000		Ship US Bidco, Inc. (Worldpay), Term Loan B2A-II, 5.250%, 11/30/19	3,048,938	0.4
GBP	1,710,000		Ship US Bidco, Inc. (Worldpay), Term Loan C1, 5.750%, 11/30/19	2,633,471	0.3
	780,000		Ship US Bidco, Inc. (Worldpay), Term Loan C2, 4.750%, 11/29/19	783,646	0.1
	4,981,938		SourceHOV, First Lien Term Loan, 7.750%, 10/27/19	4,562,623	0.5
	2,300,000		SourceHOV, Second Lien Term Loan, 11.500%, 04/27/20	2,029,750	0.2
	4,348,099		SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/07/19	4,293,747	0.5
	580,963		Sutherland Global Services, Term Loan B Cayman, 6.000%, 04/22/21	584,231	0.1
	2,495,787		Sutherland Global Services, Term Loan B, 6.000%, 04/22/21	2,509,826	0.3
	477,076		Miller Heiman, Inc., Term Loan B, 6.750%, 09/30/19	448,451	0.0
EUR	250,000	(1)	Vistra Group Ltd, EUR First Lien, 08/31/22	282,028	0.0
	600,000	(1)	Vistra Group Ltd, USD First Lien, 07/21/22	601,500	0.1
	141,578		Wash Multi-Family Services, CAD First Lien Term Loan, 4.250%, 05/26/22	141,047	0.0
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	808,422		Wash Multi-Family Services, USD First Lien Term Loan, 4.250%, 05/26/22	$805,390	0.1
				99,948,829	11.6
			Cable & Satellite Television: 3.8%
	3,600,000	(1)	Charter Communications Operating, LLC, TLI, 01/23/23	3,600,562	0.4
	3,280,613		Liberty Cablevision of Puerto Rico LLC., First Lien Term Facility, 4.500%, 01/07/22	3,198,598	0.4
	250,000		Liberty Cablevision of Puerto Rico LLC., Second Lien Facility, 7.750%, 07/01/23	246,875	0.0
	994,933		New Wave Communications, Term Loan B with Add On, 4.750%, 04/30/20	989,958	0.1
EUR	1,500,000		Numericable (YPSO France SAS), EUR Add On, 4.000%, 07/27/22	1,685,330	0.2
	3,000,000		Numericable (YPSO France SAS), USD Add On, 4.000%, 07/27/22	2,994,000	0.4
	7,252,630		RCN Cable, Term Loan B, 4.250%, 02/25/20	7,248,010	0.8
GBP	2,750,000		Virgin Media Investment Holdings Limited, Term Loan E (GBP), 4.250%, 06/30/23	4,209,617	0.5
	8,494,220		Wideopenwest Finance, LLC, TLB, 4.500%, 04/01/19	8,493,464	1.0
				32,666,414	3.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Chemicals & Plastics: 5.1%
2,520,549	Armacell, First Lien Term Loan, 5.500%, 07/02/20	$2,523,699	0.3
1,007,463	Aruba Investments, Inc (a.k.a Angus Chemical), US Term Loan, 4.500%, 02/02/22	1,009,981	0.1
1,760,342	AZ Chem US Inc., First Lien Senior Secured Term Loan, 4.500%, 06/13/21	1,759,105	0.2
2,233,125	Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/01/21	2,232,194	0.3
1,000,000	Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/01/22	998,750	0.1
2,000,000	Flint Group Holdings S.A.R.L., Second Lien, 8.250%, 09/05/22	1,993,334	0.2
3,875,251	Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.500%, 09/03/21	3,877,673	0.5
640,624	Flint Group Holdings S.A.R.L., USD Term Loan C, 4.500%, 09/03/21	640,224	0.1
1,767,069	Gemini HDPE LLC, Senior Secured Term Loan, 4.750%, 08/06/21	1,770,015	0.2
1,994,997	Ineos US Finance LLC, Incremental USD Term Loan, 4.250%, 03/31/22	1,991,881	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	329,341	Kleopatra Holdings 2 S.C.A (Kloeckner), Initial German Borrower Dollar Term Loans, 5.000%, 04/29/20	$330,010	0.1
	770,659	Kleopatra Holdings 2 S.C.A (Kloeckner), Initial US Borrower Dollar Term Loans, 5.000%, 04/29/20	772,224	0.1
	888,750	Kronos Worldwide, Inc.,Term Loan B Facility, 4.000%, 02/21/20	859,310	0.1
	1,791,000	MacDermid, Inc. (a.k.a Platform Specialty Products Corp), Tranche B-2 Term Loan, 4.750%, 06/07/20	1,791,640	0.2
	994,924	MacDermid, Inc., First Lien Term Loan, 4.500%, 06/07/20	993,854	0.1
	1,586,553	Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	1,589,528	0.2
	823,182	Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	824,725	0.1
EUR	929,001	Monarch (Allnex S.a.r.l.), First Lien Term Loan Euro, 4.750%, 10/01/19	1,042,479	0.1
	1,986,990	Orion Engineered Carbons, Term Loan B (USD), 5.000%, 07/25/21	1,994,441	0.2
	2,303,963	Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	2,254,043	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Chemicals & Plastics (continued)
1,994,898	(1)	PQ Corporation, First Lien Term Loan Facility, 4.000%, 08/07/17	$1,993,651	0.2
1,475,000		Royal Adhesives & Sealants, First Lien Term Loan, 4.500%, 06/19/22	1,473,156	0.2
325,000		Royal Adhesives & Sealants, Second Lien Term Loan, 8.500%, 06/19/23	324,188	0.0
3,672,250		Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	3,634,382	0.4
3,980,000		Styrolution Group GmbH, TL B-1 USD, 6.500%, 11/07/19	4,023,115	0.5
994,924		Tronox Pigments (Netherlands) BV, Term Loan, 4.250%, 03/19/20	940,079	0.1
			43,637,681	5.1
		Clothing/Textiles: 0.6%
3,970,525		Varsity Brands (fka Herff Jones, Inc.), First Lien Term Loan, 5.000%, 12/10/21	3,990,378	0.5
748,684		Vince, LLC, Term Loan, 5.750%, 11/27/19	741,665	0.1
			4,732,043	0.6
		Conglomerates: 1.5%
2,977,500		Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	2,975,639	0.4
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	600,000		Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	$551,250	0.1
	4,172,231		ServiceMaster Company, Term Loan, 4.250%, 07/01/21	4,177,789	0.5
	2,042,573		Waterpik, First Lien, 5.750%, 07/08/20	2,038,318	0.2
	2,878,500		WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	2,889,294	0.3
				12,632,290	1.5
			Containers & Glass Products: 2.7%
	4,473,750		Berlin Packaging, LLC, First Lien Term Loan, 4.500%, 10/01/21	4,474,681	0.5
	630,000		Berlin Packaging, LLC, Second Lien Term Facility, 7.750%, 09/30/22	626,850	0.1
	1,000,000		Berry Plastics Corporation, Term E Loan, 3.750%, 01/06/21	993,889	0.1
EUR	674,335		Constantia Flexibles, Term Loan B1 Euro, 4.750%, 04/30/22	761,540	0.1
	73,165		Constantia Flexibles, Term Loan B1 USD, 4.750%, 04/30/22	73,713	0.0
EUR	100,665		Constantia Flexibles, Term Loan B2 Euro, 4.750%, 04/30/22	113,683	0.0
	375,710		Constantia Flexibles, Term Loan B2 USD, 4.750%, 04/30/22	378,528	0.0
	1,412,610	(2)	EveryWare, Inc., Term Loan, 05/21/20	565,044	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Containers & Glass Products (continued)
	453,286		EveryWare, Inc., Term Loan, 10.000%, 06/04/18	$451,019	0.1
	2,465,060	(1)	Husky Injection Molding Systems, Ltd., Incremental Term Loan, 4.250%, 06/30/21	2,445,791	0.3
	924,384		Milacron LLC, Term Loan, 4.500%, 09/28/20	926,117	0.1
	2,925,833		Otter Products, Term Loan B, 5.750%, 06/03/20	2,879,508	0.3
	1,100,000	(1)	Peacock Engineering Company, LLC, First Lien Term Loan Facility, 07/29/22	1,102,291	0.1
	1,250,000	(1)	Prolampac Intermediate Inc, First Lien Term Facility, 08/12/22	1,246,875	0.2
	2,693,250		SIG Combibloc Group AG, USD Term Loan, 4.250%, 03/10/22	2,696,431	0.3
EUR	3,000,000	(1)	Verallia,EUR TL, 07/24/22	3,373,064	0.4
				23,109,024	2.7
			Diversified Insurance: 7.2%
	2,900,000		Acrisure, LLC, First Lien Term Loan, 5.250%, 05/19/22	2,849,250	0.3
	6,000,000		Alliant Holdings, I, LLC,Term Loan B, 4.500%, 07/27/22	5,994,750	0.7
	950,000		AmWINS Group, Inc., Second Lien Term Loan, 9.500%, 09/06/20	954,750	0.1
	7,068,550		AmWINS Group, Inc., Term Loan B, 5.250%, 09/06/19	7,129,636	0.8
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
4,709,477		Applied Systems Inc., First Lien Term Loan, 4.250%, 01/25/21	$4,703,590	0.6
1,911,551		Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/24/22	1,908,684	0.2
3,185,000		Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.000%, 04/16/20	2,898,350	0.3
1,400,000		Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	1,148,000	0.1
11,795,688		Hub International Limited, Term Loan B, 4.000%, 10/02/20	11,695,755	1.4
6,020,382		National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	5,958,300	0.7
3,327,576		Sedgwick Holdings, Inc., First Lien Term Loan, 3.750%, 02/28/21	3,270,731	0.4
7,900,000	(1)	Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	7,764,223	0.9
6,016,863		USI, Inc., Term Loan, 4.250%, 12/27/19	6,002,759	0.7
			62,278,778	7.2
		Drugs: 1.1%
3,166,025		Akorn, Inc., Term Loan, 5.500%, 04/17/21	3,171,303	0.4
3,061,250		Alvogen Pharma U.S., Term Loan B, 6.000%, 03/31/22	3,053,597	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Drugs (continued)
3,300,000	(1)	Endo Pharmaceuticals Holdings Inc., Term loan B, 06/24/22	$3,305,415	0.4
			9,530,315	1.1
		Ecological Services & Equipment: 1.5%
5,210,625		4L Holdings Inc., Term Loan B, 5.500%, 05/08/20	5,132,466	0.6
6,596,697		ADS Waste Holdings, Inc., B-2, 3.750%, 10/09/19	6,560,415	0.8
1,246,875		Waste Industries USA, Inc., Term Loan B, 4.250%, 02/24/20	1,254,668	0.1
			12,947,549	1.5
		Electronics/Electrical: 16.5%
2,942,625		Accuvant Inc., First Lien Term Loan, 6.250%, 01/28/22	2,954,887	0.3
2,905,764		Active Network, Inc., First Lien Term Loan, 5.500%, 11/15/20	2,880,339	0.3
2,666,250		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/27/20	2,652,919	0.3
700,000		Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/27/21	677,250	0.1
1,805,777		Aspect Software, Inc., Term Loan, 7.500%, 05/07/16	1,795,056	0.2
865,344		Avago Technologies, Term Loan B, 3.750%, 05/06/21	865,942	0.1
2,000,000		Avast Software, Term Loan, 4.250%, 03/20/20	2,003,334	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
6,810,716	Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	$6,783,759	0.8
3,250,000	Blue Coat Systems, Inc., Term Loan B, 4.500%, 05/23/22	3,236,119	0.4
1,989,532	BMC Software, Inc., Term Loan U.S., 5.000%, 09/10/20	1,834,846	0.2
3,840,700	Compuware Corporation, Term Loan B-2, 6.250%, 12/15/21	3,706,276	0.4
9,825,910	Dell International LLC,Term B Loans, 4.000%, 04/29/20	9,805,030	1.1
2,228,751	ECI, Term Loan B, 5.750%, 05/28/21	2,237,555	0.3
3,500,000	Epicor Software Corporation, Term Loan B, 4.750%, 05/26/22	3,493,000	0.4
3,584,622	Epiq Systems, Inc., Term Loan, 4.500%, 08/27/20	3,575,660	0.4
980,625	Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/04/21	963,464	0.1
957,295	Eze Castle Software, Inc., Term Loan B-1, 4.000%, 04/04/20	956,297	0.1
1,395,000	FCI International S.A.S., Term Loan B, 6.250%, 12/31/20	1,395,000	0.2
8,298,323	Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 4.250%, 02/28/20	8,299,593	1.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
4,200,498		Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.000%, 01/15/21	$4,213,310	0.5
9,103,270		Go Daddy Operating Company, LLC, Term Loan, 4.250%, 05/13/21	9,110,352	1.1
4,820,524		Hyland Software, Inc.,1st Lien Term Loan, 4.750%, 07/01/22	4,822,534	0.6
1,500,000		Hyland Software, Inc.,2nd Lien Term Loan, 8.250%, 06/30/23	1,495,001	0.2
1,854,504		Infor (US), Inc., Term Loan B5, 3.750%, 06/03/20	1,805,004	0.2
6,100,000		Informatica Corporation, Term Loan B, 4.500%, 08/05/22	6,072,550	0.7
9,019,084		Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	9,038,249	1.1
1,350,000	(1)	Linxens,TL B-1 USD, 07/31/22	1,347,469	0.2
1,816,538		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.500%, 05/07/21	1,816,538	0.2
2,994,529		Omnitracs Inc., Upsized First Lien Term Loan, 4.750%, 11/25/20	2,974,565	0.3
575,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	560,146	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,871,533	Open Link Financial, Inc., Term Loan, 6.250%, 10/30/17	$3,864,273	0.4
8,218,977	RedPrairie Corporation, First Lien Term Loan, 6.000%, 12/21/18	7,557,349	0.9
2,374,194	RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	2,070,000	0.2
4,987,500	Riverbed Technology, Inc., First Lien Term Loan, 6.000%, 04/24/22	4,993,290	0.6
1,003,878	Rovi Solutions Corporation, Term Loan B, 3.750%, 07/02/21	975,435	0.1
3,964,975	Skillsoft Corp., First Lien Term Loan, 5.750%, 04/28/21	3,808,854	0.4
3,812,780	SS&C Technologies Inc.,TLB-1, 4.000%, 07/06/22	3,825,378	0.4
617,713	SS&C Technologies Inc.,TLB-2, 4.000%, 07/06/22	619,754	0.1
5,550,000	TTM Technologies, Term Loan B, 6.000%, 05/31/21	5,300,250	0.6
5,645,455	Zebra Technologies, Term Loan B, 4.750%, 10/27/21	5,683,793	0.7
		142,070,420	16.5
	Equity REITs and REOCs: 0.3%
2,150,000	Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/29/20	2,171,500	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Financial Intermediaries: 1.5%
995,000		Duff & Phelps, Add On Term Loan, 4.500%, 04/23/20	$993,341	0.1
3,714,247	(1)	Duff & Phelps, Add-On Term Loan, 4.500%, 04/23/20	3,718,890	0.4
995,000		Duff & Phelps, DD Term Loan, 4.500%, 04/23/20	993,341	0.1
1,246,313		MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,173,612	0.2
4,242,192		Santander Asset Management, Term Loan B-1 USD, 4.250%, 12/17/20	4,259,428	0.5
1,429,112		Walker & Dunlop, Term Loan, 5.250%, 12/20/20	1,439,830	0.2
			12,578,442	1.5
		Food Products: 4.1%
5,354,982		Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	5,373,028	0.6
4,000,000		Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	4,032,500	0.5
2,040,904		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	2,040,904	0.2
493,750		Atrium Innovations, Inc., USD First Lien Term Loan, 4.250%, 02/15/21	470,914	0.1
5,482,117		CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	5,475,950	0.6
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,058,437		Del Monte Foods Consumer Products, Inc., First Lien, 4.260%, 02/18/21	$2,955,215	0.3
3,700,000		Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	3,348,500	0.4
1,700,000		Hostess,First Lien Term Loan, 4.500%, 07/31/22	1,703,708	0.2
6,000,000	(1)	JBS USA, Inc. (FKA Swift), TLB, 08/14/22	5,988,750	0.7
3,966,343		NPC International, Term Loan, 4.000%, 12/28/18	3,936,595	0.5
			35,326,064	4.1
		Food Service: 2.0%
4,774,488		CEC Entertainment, Inc., First Lien Term Loan, 4.000%, 02/14/21	4,663,085	0.5
4,040,113		P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	3,979,511	0.5
8,500,553		Restaurant Brands International (F.K.A. Burger King Corporation), TL B, 3.750%, 12/12/21	8,506,750	1.0
			17,149,346	2.0
		Food/Drug Retailers: 2.2%
2,073,750		Albertsons LLC, Term Loan B3, 5.000%, 08/25/19	2,078,070	0.2
4,887,750		Albertsons LLC, Term Loan B4, 5.500%, 08/25/21	4,897,736	0.6
2,478,756		Portillo Restaurant Group (The), First Lien Term Loan, 4.750%, 08/04/21	2,480,305	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Food/Drug Retailers (continued)
775,000		Portillo Restaurant Group (The), Second Lien Term Loan, 8.000%, 08/04/22	$771,125	0.1
1,885,141		Roundys Supermarkets, Inc., Term Loan B, 5.750%, 03/03/21	1,712,651	0.2
4,951,677	(1)	Supervalu, Term Loan, 4.500%, 03/21/19	4,969,473	0.6
2,193,973		TGI Friday's, Inc., First Lien Term Loan, 5.250%, 07/15/20	2,203,572	0.2
			19,112,932	2.2
		Forest Products: 0.1%
733,137		Xerium Technologies, Inc., Term Loan B, 5.750%, 05/17/19	736,803	0.1
		Health Care: 15.9%
4,396,950		Accellent, Inc., First Lien Term Loan, 4.500%, 03/14/21	4,377,714	0.5
1,856,250		Aegis Sciences, First Lien Term Loan, 5.500%, 02/19/21	1,791,281	0.2
5,950,000		Air Medical Group Holdings, Inc., Term Loan B, 4.500%, 04/28/22	5,866,063	0.7
2,450,000		Alere US Holdings, LLC,New Term Loan B, 4.250%, 06/15/22	2,451,183	0.3
800,000		Aspen Dental Management, Inc., Term Loan B, 5.500%, 04/29/22	805,834	0.1
2,237,392		ATI Physical Therapy, Term Loan B, 5.250%, 12/20/19	2,249,977	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,574,448		CareCore National, LLC, Term Loan B, 5.500%, 03/05/21	$2,522,959	0.3
8,663,601		Catalent Pharma Solutions, Inc., USD Term Loan, 4.250%, 05/20/21	8,673,832	1.0
4,648,307		CHG Medical Staffing, Inc., New First Lien Term, 4.250%, 11/19/19	4,643,951	0.5
6,019,569		CHS/Community Health Systems, Inc., Term Loan H, 4.000%, 01/27/21	6,040,240	0.7
1,700,000		Concentra Inc, Term Loan B, 4.000%, 05/14/22	1,698,917	0.2
6,323,594		Connolly / iHealth Technologies, First Lien, 4.500%, 05/14/21	6,344,670	0.7
2,000,000		Connolly / iHealth Technologies, Second Lien, 8.000%, 05/14/22	2,000,000	0.2
994,987		Correct Care Solutions, First Lien Term Loan, 5.000%, 07/22/21	935,288	0.1
3,719,458		DJO Finance LLC, First Lien Term Loan, 4.250%, 06/05/20	3,720,232	0.4
3,550,053		Healogics, Inc., First Lien Term Loan, 5.250%, 07/01/21	3,550,011	0.4
2,500,000		Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	2,448,437	0.3
2,100,000	(1)	Hill-Rom Holdings, Inc., New Term Loan B, 08/07/22	2,104,374	0.2
7,092,507		Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	7,113,195	0.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
5,809,143	Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	$5,806,721	0.7
5,682,050	Kinetic Concepts, Inc., E-1, 4.500%, 05/04/18	5,685,096	0.7
1,867,925	Medpace Holdings, Inc., Term loan B, 4.750%, 04/05/21	1,862,672	0.2
7,604,547	Millennium Laboratories, LLC, Term Loan B, 5.250%, 04/15/21	3,797,520	0.4
2,011,279	Multiplan, Inc, Term Loan, 3.750%, 04/01/21	1,992,109	0.2
2,854,113	NVA Holdings, Inc., First Lien Term Loan, 4.750%, 08/15/21	2,857,087	0.3
2,258,309	Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	2,247,582	0.3
2,989,950	Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.750%, 06/30/21	2,950,973	0.3
4,962,375	Par Pharmaceutical Companies, B-2, 4.000%, 09/30/19	4,963,388	0.6
3,232,667	Pharmaceutical Product Development, Inc.,Term B, 4.250%, 08/06/22	3,219,873	0.4
2,970,000	Phillips-Medisize Corporation, First Lien Term Loan, 4.750%, 06/16/21	2,976,186	0.4
750,000	Phillips-Medisize Corporation, Second Lien Term Loan, 8.250%, 06/16/22	747,656	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,522,009	Progressive Solutions, Inc., First Lien, 5.500%, 10/22/20	$2,530,415	0.3
EUR	249,375	Siemens Audiology Solutions, Term Loan B Euro, 12/10/21	281,935	0.0
	4,289,250	Sivantos (Siemens Audiology),TL B USD, 4.250%, 01/17/22	4,302,654	0.5
	3,925,000	Sterigenics International LLC, Term Loan B, 4.250%, 05/08/22	3,920,094	0.5
	5,838,780	Surgery Center Holdings, Inc., First Lien Term Loan, 5.250%, 11/03/20	5,843,340	0.7
	1,097,250	Surgical Care Affiliates LLC, Term Loan B, 4.250%, 03/17/22	1,098,622	0.1
	537,625	Truven Health, Inc., Term Loan B, 4.500%, 06/06/19	536,113	0.1
	9,975,000	Valeant Pharmaceuticals International, Inc., F1 Term Loan, 4.000%, 04/01/22	9,990,302	1.2
			136,948,496	15.9
		Home Furnishings: 2.0%
	9,031,161	AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	9,042,992	1.0
	3,341,250	Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	3,353,780	0.4
	1,317,463	Hunter Fan Company, First Lien Term Loan, 6.500%, 12/31/17	1,310,875	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Home Furnishings (continued)
885,444	Monitronics International, Inc., Term Loan B, 4.250%, 03/23/18	$883,784	0.1
2,493,750	Monitronics International, Inc., Term Loan B-1, 4.500%, 04/02/22	2,489,855	0.3
		17,081,286	2.0
	Industrial Equipment: 5.0%
2,309,164	Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	2,183,603	0.3
4,280,485	Alliance Laundry Systems LLC, First Lien Term Loan, 4.250%, 12/10/18	4,280,485	0.5
5,489,783	Apex Tool Group, Term Loan B, 4.500%, 01/31/20	5,331,952	0.6
1,006,428	CeramTec GmbH, Dollar Term B-1 Loan, 4.250%, 08/30/20	1,007,057	0.1
103,459	CeramTec GmbH, Dollar Term B-2 Loan, 4.250%, 08/30/20	103,524	0.0
304,606	CeramTec GmbH, Dollar Term B-3 Loan, 4.250%, 08/30/20	304,796	0.0
4,400,448	Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	4,396,782	0.5
667,689	Filtration Group Corporation, First Lien Term Loan, 4.250%, 11/30/20	668,190	0.1
6,148,037	Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	5,880,339	0.7
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,545,241		International Equipment Solutions, LLC, Term Loan, 6.750%, 08/16/19	$2,548,423	0.3
167,553	(1)	Kenan Advantage Group, Inc., Delayed Draw Term Loan, 01/23/17	167,448	0.0
1,199,764	(1)	Kenan Advantage Group, Inc., Term Loan B, 07/31/22	1,199,014	0.2
382,683	(1)	Kenan Advantage Group, Inc., Term Loan Canada Borrower, 07/31/22	382,444	0.1
7,110,838		Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 4.000%, 08/21/20	7,070,206	0.8
3,777,778		Signode Industrial Group, US Dollar Tranche Term Loan, 3.750%, 05/01/21	3,744,722	0.4
888,750		SunSource, First Lien Term Loan, 4.750%, 02/15/21	889,861	0.1
742,039		VAT Holding,Term Loan B, 4.250%, 02/11/21	742,039	0.1
1,901,150		WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	1,896,397	0.2
325,000		WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	320,938	0.0
			43,118,220	5.0
		Leisure Goods/Activities/Movies: 4.9%
7,425,000		24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/28/21	7,189,873	0.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Leisure Goods/Activities/ Movies (continued)
1,950,000	(1)	Cirque Du Soleil, First Lien Term Loan, 5.000%, 07/07/22	$1,956,297	0.2
650,000		Cirque Du Soleil, Second Lien Term Loan, 10.500%, 07/07/23	645,666	0.1
6,865,898		Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/30/21	6,830,710	0.8
2,000,000		Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.750%, 08/08/22	1,969,166	0.2
2,250,532		Equinox Holdings, Inc., First Lien Term Loan, 5.000%, 01/31/20	2,261,785	0.3
2,290,255		FGI Operating, Fungible Term Loan B AddOn, 5.500%, 04/19/19	2,172,880	0.3
8,496,090		Fitness International, LLC., Term Loan B, 5.500%, 07/01/20	8,132,356	1.0
2,035,714		NEP/NCP Holdco, Inc., Second Lien, 10.000%, 07/22/20	2,039,108	0.2
5,828,654		NEP/NCP Holdco, Inc., Term Loan B with Add-On, 4.250%, 01/22/20	5,765,995	0.7
2,817,938		TWCC Holding Corporation, Extended First Lien Term Loan, 5.750%, 02/13/20	2,802,969	0.3
			41,766,805	4.9
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Lodging & Casinos: 6.5%
9,922,623		Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 08/01/21	$9,850,268	1.2
787,500		Amaya Gaming Group Inc., Second Lien Term Loan, 8.000%, 08/01/22	792,093	0.1
1,225,000		American Casino and Entertainment Properties LLC, Term Loan, 5.000%, 07/03/22	1,231,125	0.1
3,500,000	(1)	Aristocrat Leisure Limited, Term Loan B, 4.750%, 10/21/21	3,515,302	0.4
1,059,188		Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	1,051,575	0.1
5,046,324		CityCenter Holdings, LLC, Term Loan, 4.250%, 10/15/20	5,052,182	0.6
850,000		Eldorado Resorts, Inc., Term Loan B, 4.250%, 07/23/22	852,646	0.1
2,574,000		Global Cash Access, Inc., Term Loan B, 6.250%, 12/18/20	2,586,870	0.3
1,483,688		Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	1,492,590	0.2
3,461,938		Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	3,482,709	0.4
800,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	744,000	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Lodging & Casinos (continued)
3,469,001		La Quinta, First Lien Term Loan, 4.000%, 04/14/21	$3,466,111	0.4
2,924,684		Peppermill Casinos, Inc., Term Loan B, 7.250%, 11/09/18	2,939,308	0.3
4,377,828		Scientific Games International, Inc., Term Loan B, 6.000%, 10/18/20	4,337,811	0.5
1,990,000		Scientific Games International, Inc., Term Loan B-2, 6.000%, 10/01/21	1,972,174	0.2
8,543,792		Station Casinos LLC, Term Loan, 4.250%, 03/02/20	8,539,981	1.0
3,827,412		Twin River Management Group, Inc., Term Loan B, 5.250%, 07/10/20	3,833,394	0.5
			55,740,139	6.5
		Mortgage REITs: 0.8%
4,350,000	(1)	DTZ,First Lien Term Loan B, 11/04/21	4,319,415	0.5
3,000,000		International Market Centers, Second Lien Term Loan, 8.750%, 08/11/21	2,992,500	0.3
			7,311,915	0.8
		Nonferrous Metals/Minerals: 0.6%
3,203,875		Fairmount Minerals, Ltd., Tranche B-2 Term Loans, 4.500%, 09/05/19	2,835,430	0.3
2,000,000	(1)	Novelis Inc.,Term Loan B, 4.000%, 06/02/22	1,979,792	0.3
			4,815,222	0.6
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Oil & Gas: 3.1%
3,095,242		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	$3,002,385	0.3
1,800,000	(1)	Chelsea Petroleum Products I, LLC, Term Loan, 07/30/22	1,779,750	0.2
2,989,975		CITGO, Term Loan B, 4.500%, 07/30/21	2,988,106	0.3
2,538,940		CITGO Holding, Inc., Holdco Term Loan, 9.500%, 05/12/18	2,545,288	0.3
2,416,471		Energy Transfer Equity, L.P., New Term Loan, 4.000%, 12/02/19	2,393,816	0.3
3,158,935		FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/16/21	1,400,460	0.2
6,661,350		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/15/20	4,735,108	0.6
2,970,063		Penn Product Terminals, Term Loan, 4.750%, 04/01/22	2,966,350	0.3
2,727,462		Southcross Holdings L.P., Term Loan B, 6.000%, 08/04/21	2,236,519	0.3
2,989,899		Western Refining, Inc., Term Loan, 4.250%, 11/12/20	2,981,491	0.3
			27,029,273	3.1
		Publishing: 2.6%
5,875,367		Cengage Learning Acquisition, Inc., First Lien Term Loan, 7.000%, 03/31/20	5,883,322	0.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†				Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
				Publishing (continued)
	2,200,000			Eden Bidco Limited (Top Right Group), Term Loan B2 USD, 6.000%, 04/30/22	$2,189,000	0.3
	222,551			HIBU PLC (fka Yell Group PLC), Facility A2, 5.280%, 03/03/19	427,744	0.0
EUR	18,134			HIBU PLC (fka Yell Group PLC), Spanish facility, 03/03/19	—	0.0
	1,673,155			McGraw Hill Global Education, Term Loan-B, 4.750%, 03/22/19	1,682,566	0.2
	3,400,000			Merrill Communications, LLC,New First Lien Term Loan, 6.250%, 05/29/22	3,391,500	0.4
	1,654,115	(2	),(3)	Nelson Canada, First Lien-C$ 330 mm, 6.750%, 07/03/14	1,116,527	0.1
	2,811,909			Penton Media, Inc, First Lien, 5.000%, 09/30/19	2,818,939	0.3
	1,172,505			Penton Media, Inc., Second Lien, 9.000%, 09/30/20	1,175,437	0.1
	3,927,708	(1)		Tribune Company, Term Loan B, 3.750%, 12/31/20	3,916,636	0.5
					22,601,671	2.6
				Radio & Television: 3.6%
	5,122,611			Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	4,723,048	0.6
	8,921,330			iHeartCommunications, Inc., Term Loan E, 7.700%, 07/30/19	7,992,022	0.9
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,255,939		Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/08/20	$1,256,724	0.1
	812,500		Learfield Communications, Inc., Second Lien Term Loan, 8.750%, 10/08/21	811,484	0.1
	2,987,570		Media General, Inc., DDTerm Loan-B, 4.000%, 07/31/20	2,984,302	0.4
	1,598,333		Salem Communications Corporation, Term Loan B, 4.500%, 03/14/20	1,597,834	0.2
	4,580,715		Univision Communications, Inc., Term Loan-C3, 4.000%, 03/01/20	4,557,454	0.5
	7,258,549		Univision Communications, Inc., Term Loan-C4, 4.000%, 03/01/20	7,222,256	0.8
				31,145,124	3.6
			Retailers (Except Food & Drug): 12.4%
	1,439,125		Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 08/07/21	1,420,536	0.2
	7,000,000	(1)	Academy Ltd., Term Loan, 5.000%, 06/15/22	6,993,441	0.8
EUR	3,729,551		Action Holding B.V., Term Loan B, 4.500%, 01/13/21	4,208,659	0.5
	6,000,000	(1)	Ascena Retail Group, Inc., TLB, 07/29/22	5,885,628	0.7
	9,667,271		BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	9,649,145	1.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Retailers (Except Food & Drug) (continued)
4,000,000		BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	$4,002,000	0.5
4,514,737		OneStopPlus, First Lien Term Loan, 4.750%, 03/15/21	4,503,450	0.5
6,095,998		Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	6,131,507	0.7
2,500,000	(1)	Hudson's Bay Company,TL-B, 08/24/22	2,507,292	0.3
1,975,000		J. Crew, Term Loan B, 4.000%, 03/01/21	1,567,656	0.2
4,785,500		Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	4,752,600	0.5
2,183,500		Mattress Firm Holding Corp., Term Loan-B, 5.000%, 10/20/21	2,195,782	0.3
3,455,000		Men's Wearhouse, Term Loan, 4.500%, 06/18/21	3,467,417	0.4
12,770,537		Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/25/20	12,656,407	1.5
3,916,418		Ollie's Holdings, Inc., Term Loan, 4.750%, 09/28/19	3,918,865	0.5
3,700,000	(1)	Party City Holdings Inc, TL-B, 08/05/22	3,702,890	0.4
3,144,290		Payless ShoeSource, First Lien Term Loan, 5.000%, 03/05/21	2,861,304	0.3
11,970,000		PetSmart, Inc., Term Loan-B, 4.250%, 03/11/22	11,966,601	1.4
997,462		rue21 inc., Term Loan B, 5.630%, 10/10/20	897,716	0.1
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	3,216,132		Savers, Term Loan B, 5.000%, 07/09/19	$3,012,445	0.3
	2,579,820		Sleepy's Holdings, LLC, Term Loan, 5.000%, 03/30/19	2,576,595	0.3
	5,000,000	(1)	Staples, Inc., Term Loan-B, 04/23/21	4,987,140	0.6
	4,000,000		The Gymboree Corporation, Term Loan B, 5.000%, 02/23/18	2,657,500	0.3
				106,522,576	12.4
			Surface Transport: 1.4%
	2,693,250		Goodpack Ltd., First Lien Term Loan, 4.750%, 09/09/21	2,614,136	0.3
	1,000,000		Goodpack Ltd., Second Lien Term Loan, 8.000%, 09/09/22	965,000	0.1
	2,825,000		Navistar Inc., Term Loan B, 6.500%, 08/17/17	2,802,047	0.3
	1,982,481		OSG Bulk Ships, Inc., First Lien Term Loan, 5.250%, 08/05/19	1,980,003	0.2
	1,200,000	(1)	Quality Distribution, First Lien Term Loan, 07/31/22	1,189,500	0.2
	695,500	(1)	V.Group, Term Loan B, 5.000%, 06/30/21	697,673	0.1
	2,034,900		Wabash National Corporation, Term Loan B, 4.250%, 03/19/22	2,039,963	0.2
				12,288,322	1.4
			Telecommunications: 10.6%
EUR	1,875,000		Altice International S.A., EUR Add On, 4.500%, 07/17/22	2,106,475	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Telecommunications (continued)
3,392,970	(1)	Aricent Group, 2015 Upsized First Lien Term Loan, 5.500%, 04/14/21	$3,401,452	0.4
5,155,228		Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	5,133,189	0.6
1,750,000		Asurion, LLC, Second Lien Term Loan, 8.500%, 02/28/21	1,725,938	0.2
5,160,000		Asurion, LLC, Incremental Tranche B-4 Term Loan, 5.000%, 07/31/22	5,118,075	0.6
3,364,262		Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	3,202,357	0.4
7,722,941		Avaya Inc., Term B-7 Loan, 6.250%, 05/29/20	6,658,627	0.8
1,900,000		CommScope, Inc., Incremental Term Loan B, 3.750%, 12/29/22	1,897,610	0.2
10,100,000		Communications Sales & Leasing, Inc., Term Loan B, 5.000%, 10/14/22	9,721,250	1.1
3,910,450		Consolidated Communications, Inc., Term Loan B, 4.250%, 12/19/20	3,916,535	0.5
567,132		Encompass Digital Media, Inc., First Lien, 5.500%, 06/05/21	568,550	0.1
4,130,946		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	4,069,841	0.5
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,700,000	Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	$1,619,250	0.2
2,645,668	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 06/06/19	2,655,589	0.3
8,500,000	Level 3 Financing, Inc, Tranche B-II 2022 Term Loan, 3.500%, 05/31/22	8,442,889	1.0
2,300,000	Level 3 Financing, Inc., Term Loan B-4, 4.000%, 01/15/20	2,301,437	0.3
6,773,000	Lightower Fiber Networks, First Lien Term Loan, 4.000%, 04/11/20	6,755,011	0.8
1,200,000	Securus Technologies, Inc., Incremental Term Loan B-2, 5.250%, 04/30/20	1,170,000	0.1
1,979,742	Securus Technologies, Inc., Upsized First Lien Term Loan, 4.750%, 04/30/20	1,911,688	0.2
3,052,127	Syniverse Holdings, Inc., Initial Term Loan, 4.000%, 04/23/19	2,846,108	0.3
5,902,949	U.S. Telepacific Corp, Term Loan B, 6.000%, 11/21/20	5,915,865	0.7
2,895,900	XO Communications, First Lien Term Loan, 4.250%, 03/19/21	2,886,850	0.3
7,052,685	Zayo Group, LLC, Term Loan B, 3.750%, 05/06/21	7,025,800	0.8
		91,050,386	10.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Utilities: 1.6%
	1,229,902		Atlantic Power Limited Partnership, Term Loan, 4.750%, 02/28/21	$1,229,902	0.1
	1,030,000		Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 06/11/16	1,031,287	0.1
	3,000,000		La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20	2,913,750	0.3
	2,450,000		Longview Power, LLC, Term Loan, 7.000%, 04/15/21	2,465,313	0.3
	2,089,500		Southeast PowerGen, LLC, Term Loan B, 4.500%, 12/02/21	2,107,783	0.3
	1,979,798		TPF Generation Holdings, LLC, Term Loan, 4.750%, 12/31/17	1,892,356	0.2
	2,520,978		TPF II Power, LLC, Term Loan, 5.500%, 09/30/21	2,532,532	0.3
				14,172,923	1.6
			Total Senior Loans ( Cost $1,250,099,432 )	1,224,958,564	142.4
OTHER CORPORATE DEBT: 0.0%
			Health Care: 0.0%
EUR	400,000		ConvaTec, EUR TL, 4.250%, 06/02/20	451,105	0.0
			Publishing: —%
	645,834	&	HIBU PLC (fka Yell Group PLC), Facility B2, 03/03/24	—	0.0
			Total Other Corporate Debt ( Cost $799,294 )	451,105	0.0
Shares		Borrower/ Tranche Description	Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.8%
154	@	AR Broadcasting (Warrants)	$—	0.0
888,534	@,R	Ascend Media (Residual Interest)	—	0.0
3,160	@	Caribe Media Inc.	—	0.0
178,416	@	Cengage Learning	4,728,024	0.6
4,001	@	Cumulus Media Inc. (Class A Common Shares)	5,721	0.0
246,734	@	Eagle Topco 2013 LTD	—	0.0
12,168	@	Everyware Global, Inc.	91,260	0.0
8	@	Faith Media Holdings, Inc. (Residual Interest)	—	0.0
535,170	@	Fontainebleau Las Vegas, LLC (Delayed Draw Term Loan-Residual Interest)	—	0.0
1,070,339	@	Fontainebleau Las Vegas, LLC (Term Loan B-Residual Interest)	—	0.0
498,762	@	GTS Corp.	—	0.0
291	@,R	Lincoln Paper & Tissue, LLC	—	0.0
5,933,579	@,R	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	—	0.0
203,600	@	Longview Power, LLC	2,023,275	0.2
106,702	@	Northeast Biofuels (Residual Interest)	—	0.0
		Total Equities and Other Assets ( Cost $8,388,574 )	6,848,280	0.8
		Total Investments ( Cost $1,259,287,300 )	$1,232,257,949	143.2
		Liabilities in Excess of Other Assets	(371,884,821)	(43.2)
		Net Assets	$860,373,128	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

&  Payment-in-kind

R  Restricted Security

(1)  Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

(2)  Loan is on non-accrual basis.

(3)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

EUR  EU Euro

GBP  British Pound

  Cost for federal income tax purposes is $1,259,370,472.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$3,362,371
Gross Unrealized Depreciation	(30,474,894)
Net Unrealized Depreciation	$(27,112,523)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Equities and Other Assets	$4,825,005	$2,023,275	$—	$6,848,280
Other Corporate Debt	—	451,105	—	451,105
Senior Loans	—	1,224,958,564	—	1,224,958,564
Total Investments, at fair value	$4,825,005	$1,227,432,944	$—	$1,232,257,949
Other Financial Instruments+
Forward Foreign Currency Contracts	—	143,753	—	143,753
Total Assets	$4,825,005	$1,227,576,697	$—	$1,232,401,702
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(293,619)	$—	$(293,619)
Total Liabilities	$—	$(293,619)	$—	$(293,619)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At August 31, 2015, the following forward foreign currency contracts were outstanding for the Voya Prime Rate Trust:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	British Pound	6,098,400	Sell	09/22/15	$9,500,667	$9,356,914	$143,753
State Street Bank	EU Euro	21,730,000	Sell	09/22/15	24,097,771	24,391,390	(293,619)
							$(149,866)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$143,753
Total Asset Derivatives		$143,753
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$293,619
Total Liability Derivatives		$293,619

The effect of derivative instruments on the Trust's Statement of Operations for the period ended August 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$(86,171)
Total	$(86,171)
Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$(230,203)
Total	$(230,203)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2015 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2015:

State Street Bank
Assets:
Forward foreign currency contracts	$143,753
Total Assets	$143,753
Liabilities:
Forward foreign currency contracts	$293,619
Total Liabilities	$293,619
Net OTC derivative instruments by counterparty, at fair value	$(149,866)
Total collateral pledged by the Trust/(Received from counterparty)	$—
Net Exposure(1)	$(149,866)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

SHAREHOLDER MEETING INFORMATION (Unaudited)

Proposal:

1  To elect eleven nominees to the Board of Trustees of Voya Prime Rate Trust.

An annual shareholder meeting of Voya Prime Rate Trust was held July 1, 2015, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Voya Prime Rate Trust
Colleen D. Baldwin	1	*	120,272,594.974	3,460,283.212	0.000	0.000	123,732,878.186
John V. Boyer	1	*	120,307,137.390	3,425,740.796	0.000	0.000	123,732,878.186
Patricia W. Chadwick	1	*	120,287,522.294	3,445,355.892	0.000	0.000	123,732,878.186
Albert E. DePrince, Jr.	1	*	120,220,218.564	3,512,659.622	0.000	0.000	123,732,878.186
Peter S. Drotch	1	*	120,266,021.174	3,466,857.012	0.000	0.000	123,732,878.186
Russell H. Jones	1	*	120,232,913.174	3,499,965.012	0.000	0.000	123,732,878.186
Patrick W. Kenny	1	*	120,280,824.564	3,452,053.622	0.000	0.000	123,732,878.186
Joseph E. Obermeyer	1	*	120,332,331.390	3,400,546.796	0.000	0.000	123,732,878.186
Sheryl K. Pressler	1	*	120,350,263.294	3,382,614.892	0.000	0.000	123,732,878.186
Roger B. Vincent	1	*	120,177,949.980	3,554,928.206	0.000	0.000	123,732,878.186
Shaun P. Mathews	1	*	120,357,810.390	3,375,067.796	0.000	0.000	123,732,878.186

*Proposal Passed

Voya Prime Rate Trust

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

APPROVAL OF AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENT

At a meeting held on March 12, 2015, the Board of Trustees (the "Board") of Voya Prime Rate Trust (the "Fund"), including a majority of Board members who have no direct or indirect in the advisory agreement (the "Independent Trustees"), approved amending and restating the Fund's Investment Management Agreement with Voya Investments, LLC (the "Adviser") so that, effective May 1, 2015, the terms of the Fund's Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Fund's Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under the Fund's Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Fund's advisory agreements because it had reviewed, among other matters, the nature, extent and quality of services being provided and, as applicable, actions taken in certain instances to improve the relationship between the costs and the quality of services being provided on September 12, 2014, when it renewed the Agreement. On September 12, 2014, the Board concluded, in light of all factors it considered, to renew the Agreement and that the fee rate set forth in the Agreement was fair and reasonable. Among other factors considered at that meeting, the Board considered: (1) the nature, extent and quality of services provided under the Agreement; (2) the extent to which economies of scale are reflected in the fee rate schedule under the Agreement; (3) the existence of any "fall-out" benefits to the Adviser and its affiliates; (4) a comparison of the fee rate, expense ratio, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Adviser and its affiliates with respect to their services to the Fund. A further description of the process followed by the Board in approving the Agreement on September 12, 2014, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Fund's annual report to shareholders for the period ended February 28, 2015.

On March 12, 2015, the Board, including the Independent Trustees, approved the Amended and Restated Investment Management Agreement. In analyzing whether to approve the Amended and Restated Investment Management Agreement, the Board did consider, among other things: (1) a memorandum and related materials outlining the terms of this Agreement and Management's rationale for proposing the amendments that combine the terms of the Fund's investment management and administrative services arrangements under a single agreement; (2) Management's representations that, under the Amended and Restated Investment Management Agreement, there would be no change in the fees payable for the combination of advisory and administrative services provided to the Fund; (3) Management's confirmation that the implementation of the Amended and Restated Investment Management Agreement would result in no change in the scope of services that the Adviser provides to the Fund and that the personnel who have provided administrative and advisory services to the Fund previously would continue to do so after the Amended and Restated Investment Management Agreement become effective; and (4) representations from Management that the combination of the Agreements better aligns the Fund's contracts with the manner in which Voya provides such services to the Fund. In approving the amendment to the Fund's Investment Management Agreement, different Board members may have given different weight to different individual factors and related conclusions.

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER REINVESTMENT PROGRAM

The following is a summary of the Shareholder Reinvestment Program ("Program"). Shareholders are advised to review a fuller explanation of the Program contained in the Trust's SAI.

Common Shares are offered by the Trust through the Program. The Program allows participating shareholders to reinvest all dividends ("Dividends") in additional Common Shares of the Trust and also allows participants to purchase additional Common Shares through optional cash investments in amounts ranging from a minimum of $100 to a maximum of $100,000 per month.

The Trust and the Distributor reserve the right to reject any purchase order. Please note that cash, traveler's checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted.

Common Shares will be issued by the Trust under the Program when the Trust's Common Shares are trading at a premium to NAV. If the Trust's Common Shares are trading at a discount to NAV, Common Shares issued under the Program will be purchased on the open market. Common Shares issued under the Program directly from the Trust will be acquired at the greater of: (i) NAV at the close of business on the day preceding the relevant investment date; or (ii) the average of the daily market price of the Common Shares during the pricing period minus a discount of 5% for reinvested Dividends and 0% to 5% for optional cash investments. Common Shares issued under the Program, when shares are trading at a discount to NAV, will be purchased in the market by the Transfer Agent at market price. Shares issued by the Trust under the Program will be issued without a fee or a commission.

Shareholders may elect to participate in the Program by telephoning the Trust or submitting a completed Participation Form to the Transfer Agent, the Program administrator. The Transfer Agent will credit to each participant's account funds it receives from: (i) Dividends paid on Trust shares registered in the participant's name; and (ii) optional cash investments. The Transfer Agent will apply all Dividends and optional cash investments received to purchase Common Shares as soon as practicable beginning on the relevant investment date (as described below) and not later than six business days after the relevant investment date, except when necessary to comply with applicable provisions of the federal securities laws. For more information on the Trust's distribution policy, please see the Trust's prospectus.

In order for participants to purchase shares through the Program in any month, the Program administrator must receive from the participant any optional cash investment by the relevant investment date. The relevant investment date will be set in advance by the Trust, upon which optional cash investments are first applied by the Transfer Agent to the purchase of Common Shares. Participants may obtain a schedule of relevant dates, including investments dates, the dates by which optional cash investment payments must be received and the dates in which shares will be paid, by calling Voya's Shareholder Services Department at 1-800-336-3436.

Participants will pay a pro rata share of brokerage commissions with respect to the Transfer Agent's open market purchases in connection with the reinvestment of Dividends or purchases made with optional cash investments.

The Program is intended for the benefit of investors in the Trust. The Trust reserves the right to exclude from participation, at any time: (i) persons or entities who attempt to circumvent the Program's standard $100,000 maximum by accumulating accounts over which they have control; or (ii) any other persons or entities as determined in the sole discretion of the Trust.

Currently, persons who are not shareholders of the Trust may not participate in the Program. The Board may elect to change this policy at a future date and permit non-shareholders to participate in the Program. Shareholders may request to receive their Dividends in cash at any time by giving the Transfer Agent written notice or by contacting Voya's Shareholder Services Department at 1-800-336-3436. Shareholders may elect to close their account at any time by giving the Transfer Agent written notice. When a participant closes their account, the participant, upon request, will receive a certificate for full

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

Common Shares in the account. Fractional Common Shares will be held and aggregated with other fractional Common Shares being liquidated by the Transfer Agent as agent of the Program and paid for by check when actually sold.

The automatic reinvestment of Dividends does not affect the tax characterization of the Dividends (i.e., capital gain distributions and income distributions are realized and subject to tax even though cash is not received). A shareholder whose Dividends are reinvested in shares under the Program will be treated as having received a dividend equal to either (i) if shares are issued under the Program directly by the Trust, generally the fair market value of the shares issued to the shareholder or (ii) if reinvestment is made through open market purchases, the amount of cash allocated to the shareholder for the purchase of shares on its behalf in the open market. If a shareholder purchases additional shares for cash at a discount, the shareholder's basis in the shares will be the price he or she paid.

Additional information about the Program may be obtained by contacting Voya's Shareholder Services Department at 1-800-336-3436.

KEY FINANCIAL DATES — CALENDAR 2015 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 30, 2015	February 6, 2015	February 24, 2015
February 27, 2015	March 6, 2015	March 23, 2015
March 31, 2015	April 8, 2015	April 22, 2015
April 30, 2015	May 7, 2015	May 22, 2015
May 29, 2015	June 8, 2015	June 22, 2015
June 30, 2015	July 8, 2015	July 22, 2015
July 31, 2015	August 6, 2015	August 24, 2015
August 31, 2015	September 8, 2015	September 22, 2015
September 30, 2015	October 8, 2015	October 22, 2015
October 30, 2015	November 6, 2015	November 23, 2015
November 30, 2015	December 8, 2015	December 22, 2015
December 21, 2015	December 29, 2015	January 13, 2016

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

The Trust was granted exemptive relief by the SEC (the "Order"), which under the 1940 Act, would permit the Trust, subject to Board approval, to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year) ("Managed Distribution Policy"). The Trust may in the future adopt a Managed Distribution Policy.

STOCK DATA

The Trust's Common Shares are traded on the New York Stock Exchange (Symbol: PPR). The Trust's CUSIP number is 92913A100. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

NUMBER OF SHAREHOLDERS

The number of record holders of Common Stock as of August 31, 2015 was 2,826 which does not include approximately 43,068 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-336-3436; (2) on the Trust's website at www.voyainvestments.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 336-3436.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust's CEO submitted the Annual CEO Certification on July 31, 2015 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

Voya Investment Management Co. LLC
230 Park Avenue
New York, NY 10169

Institutional Investors and Analysts

Call Voya Prime Rate Trust
1-800-336-3436, Extension 2217

Written Requests

Please mail all account inquiries and other comments to:
Voya Prime Rate Trust Account
c/o Voya Fund Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-334-3444

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com

SAR-PRT

(0815-102315)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

N/A.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 6, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 6, 2015